SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Foreign Currency Translation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Foreign Currency Translation
Gain (loss) on foreign currency translation	$ (2,610)	$ 619	$ 1,459